Prepaids and Other Current Assets - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid and Other Current Assets [Abstract]
Prepaid expenses	$ 56,113	$ 213,914	$ 34,006
Prepaid insurance	328,988	3,970
VAT receivable	45,581	21,980
Interest receivable	27,166
Other receivable	250
Total	$ 458,098	$ 239,864	$ 34,006